UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-1295
(Address of principal executive offices)		(Zip code)

Christopher S. Ha, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)
Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments

SMA Relationship Trust - Series A

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Bonds
Non-US government obligations	10.03%
Total bonds	10.03%
Investment company
UBS Global Corporate Bond Relationship Fund	41.73
Short-term investments	39.61
Options purchased	0.67
Total investments	92.04%
Cash and other assets, less liabilities	7.96
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust—Series A. Figures might be different if a breakdown of the underlying investment company was included.

SMA Relationship Trust - Series A

Portfolio of investments – September 30, 2014 (unaudited)

		Face amount	Value
Bonds: 10.03%
Non-US government obligation: 10.03%
Australia: 4.38%
Government of Australia
4.250%, due 07/21/17	AUD	729,000	$664,649
4.500%, due 04/15/20		717,000	673,722
4.750%, due 06/15/16		725,000	657,505
			1,995,876
Italy: 5.65%
Buoni Poliennali Del Tesoro
4.750%, due 09/01/44[1,2]	EUR	790,000	1,198,619
5.000%, due 09/01/40[1]		880,000	1,379,085
			2,577,704
Total non-US government obligations (cost $4,711,022)			4,573,580
Total bonds (cost $4,711,022)			4,573,580

		Shares
Investment company: 41.73%
UBS Global Corporate Bond Relationship Fund*3 (cost $17,123,315)		1,444,531	19,019,994

Short-term investments: 39.61%
Investment company: 12.94%
UBS Cash Management Prime Relationship Fund[3] (cost $5,899,415)		5,899,415	5,899,415

		Face Amount
US government obligations: 26.67%
US Treasury Bills,
0.040%, due 11/13/2014[4]	$3,478,000		3,477,960
0.038%, due 01/08/2015[4]		3,478,000	3,477,833
0.031%, due 03/12/2015[4]		5,200,000	5,199,355
Total US government obligations (cost $12,154,762)			12,155,148
Total short-term investments (cost $18,054,177)			18,054,563

		Number of contracts
Options purchased: 0.67%
Put Options: 0.63%
EURO STOXX 50 Index, strike @ EUR 2,700, expires December 2014		79	10,078
EURO STOXX 50 Index, strike @ EUR 2,500, expires December 2015		109	92,653
NIKKEI 225 Index, strike @ JPY 10,000, expires December 2014		28	1,277
S&P 500 Index, strike @ USD 1,600, expires December 2015		23	115,000
S&P 500 Index, strike @ USD 1,900, expires December 2014		22	69,080
			288,088
Call Options: 0.04%
EURO STOXX 50 Index, strike @ EUR 3,500, expires December 2014		92	9,296
FTSE 100 Index, strike @ GBP 7,000, expires December 2014		36	7,879
			17,175
Total options purchased (cost $502,400)			305,263
Total investments: 92.04% (cost $40,390,914)			41,953,400
Cash and other assets, less liabilities: 7.96%			3,628,521
Net assets: 100.00%			$45,581,921

SMA Relationship Trust - Series A

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,903,148
Gross unrealized depreciation	(340,662)
Net unrealized appreciation of investments	$1,562,486

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	895,988	AUD	1,025,000	12/05/14	$(2,694)
JPMCB	AUD	4,340,000	USD	4,028,045	12/05/14	245,705
JPMCB	CAD	950,000	USD	872,968	12/05/14	26,018
JPMCB	CHF	2,395,000	USD	2,613,371	12/05/14	103,274
JPMCB	EUR	1,570,000	USD	2,065,748	12/05/14	81,857
JPMCB	GBP	580,000	USD	961,046	12/05/14	21,312
JPMCB	NZD	5,560,000	USD	4,601,528	12/05/14	289,121
JPMCB	PHP	40,742,195	USD	905,000	12/05/14	(1,326)
JPMCB	USD	834,543	HUF	200,550,000	12/05/14	(20,434)
JPMCB	USD	1,165,645	JPY	121,100,000	12/05/14	(60,925)
JPMCB	USD	842,984	MXN	11,090,000	12/05/14	(20,936)
JPMCB	USD	1,660,977	PHP	72,500,000	12/05/14	(48,188)
JPMCB	USD	825,668	SEK	5,760,000	12/05/14	(27,603)
MSCI	USD	889,711	NZD	1,125,000	12/05/14	(17,146)
Net unrealized appreciation on forward foreign currency contracts						$568,035

SMA Relationship Trust - Series A

Portfolio of investments – September 30, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 19 contracts (USD)	December 2014	$(4,157,266)	$(4,158,032)	$(766)
5 Year US Treasury Notes, 35 contracts (USD)	December 2014	(4,146,658)	(4,139,023)	7,635
Index futures buy contracts:
E-mini Industrial Index, 42 contracts (USD)	December 2014	2,253,097	2,226,840	(26,257)
E-mini S&P 500 Index, 52 contracts (USD)	December 2014	5,171,672	5,110,300	(61,372)
EURO STOXX 50 Index, 86 contracts (EUR)	December 2014	3,525,494	3,490,551	(34,943)
FTSE 100 Index, 24 contracts (GBP)	December 2014	2,658,261	2,563,208	(95,053)
FTSE China A50 Index, 308 contracts (USD)	October 2014	2,198,153	2,223,306	25,153
FTSE MIB Index, 3 contracts (EUR)	December 2014	393,725	393,578	(147)
Mini MSCI Emerging Markets Index, 26 contracts (USD)	December 2014	1,376,814	1,303,510	(73,304)
MSCI Taiwan Index, 26 contracts (USD)	October 2014	864,885	843,149	(21,736)
NIKKEI 225 Index, 20 contracts (JPY)	December 2014	2,866,104	2,951,069	84,965
S&P Toronto Stock Exchange 60 Index, 8 contracts (CAD)	December 2014	1,270,897	1,230,341	(40,556)
Index futures sell contracts:
E-mini Consumer Staples Index, 50 contracts (USD)	December 2014	(2,248,905)	(2,254,000)	(5,095)
Hong Kong Hang Seng Index, 31 contracts (HKD)	October 2014	(2,106,545)	(2,064,005)	42,540
SPI 200 Index, 9 contracts (AUD)	December 2014	(1,092,433)	(1,038,785)	53,648
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 87 contracts (AUD)	December 2014	8,301,577	8,327,800	26,223
Long Gilt, 1 contract (GBP)	December 2014	182,691	183,417	726
Interest rate futures sell contracts:
Euro-BTP, 17 contracts (EUR)	December 2014	(2,794,651)	(2,801,647)	(6,996)
Euro-Bund, 8 contracts (EUR)	December 2014	(1,503,527)	(1,512,629)	(9,102)
Mini Japanese Government 10 Year Bond, 26 contracts (JPY)	December 2014	(3,454,715)	(3,456,631)	(1,916)
Net unrealized depreciation on futures contracts				$(136,353)

Centrally cleared credit default swaps on credit indices—buy protection5

Referenced Index[6]	Notional amount		Termination date	Payments made by the Fund[7]	Value	Unrealized depreciation
CDX.NA.IG.Series 22 Index	USD	8,000,000	06/20/19	1.000%	$(130,516)	$(130,516)

Centrally cleared credit default swaps on credit indices—sell protection8

Referenced Index[6]	Notional amount		Termination date	Payments received by the Fund[7]	Value	Unrealized appreciation	Credit spread[9]
CDX.EM.Series 21 Index	USD	2,940,000	06/20/19	5.000	$263,189	$263,189	2.799%

Options written

Written options activity for the period ended September 30, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2013	—	$—
Options written	206	363,696
Options terminated in closing purchase transactions	(192)	(340,898)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2014	14	$22,798

	Expiration date	Premiums received	Value
Call option
NIKKEI 225 Index, 14 contracts, strike @ JPY 17,000.00	December 2014	$22,798	$(23,615)

SMA Relationship Trust - Series A

Portfolio of investments – September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-US government obligations	$—	$4,573,580	$—	$4,573,580
Investment company	—	19,019,994	—	19,019,994
Short-term investments	—	18,054,563	—	18,054,563
Options purchased	305,263	—	—	305,263
Forward foreign currency contracts	—	767,287	—	767,287
Futures contracts	34,584	206,306	—	240,890
Swap agreements	—	263,189	—	263,189
Total	$339,847	$42,884,919	$—	$43,224,766

Liabilities
Forward foreign currency contracts	$—	$(199,252)	$—	$(199,252)
Futures contracts	(225,364)	(151,879)	—	(377,243)
Options written	(23,615)	—	—	(23,615)
Swap agreements	—	(130,516)	—	(130,516)
Total	$(248,979)	$(481,647)	$—	$(730,626)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $2,577,704 or 5.66% of net assets.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of this security amounted to $1,198,619 or 2.63% of net assets.

[3]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
				Net realized	appreciation		Net income
		Purchases	Sales	gain during the	during the		earned from
		during the	during the	nine months	nine months		affiliate for the
	Value	nine months ended	nine months ended	ended	ended	Value	nine months ended
Security description	12/31/13	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$2,352,788	$31,481,858	$27,935,231	$—	$—	$5,899,415	$3,502
UBS Global Corporate Bond Relationship Fund	17,995,677	—	—	—	1,024,317	19,019,994	—
	$20,348,465	$31,481,858	$27,935,231	$—	$1,024,317	$24,919,409	$3,502

[4]	Rate shown is the discount rate at date of purchase.
[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

[6]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[7]	Payments made or received are based on the notional amount.
[8]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

[9]

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

SMA Relationship Trust - Series G

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Common stocks
Airlines	2.24%
Automobiles	5.90
Banks	12.96
Beverages	2.34
Chemicals	2.38
Construction materials	0.85
Diversified financial services	2.57
Diversified telecommunication services	1.50
Electric utilities	0.51
Electrical equipment	1.27
Electronic equipment, instruments & components	1.86
Food & staples retailing	1.09
Food products	3.97
Household durables	1.55
Industrial conglomerates	1.32
Insurance	9.36
IT services	0.34
Machinery	2.55
Marine	1.26
Media	1.40
Metals & mining	5.82
Multi-utilities	0.93
Oil, gas & consumable fuels	6.47
Personal products	1.18
Pharmaceuticals	11.16
Real estate investment trust (REIT)	0.90
Real estate management & development	0.93
Semiconductors & semiconductor equipment	1.31
Software	2.65
Technology hardware, storage & peripherals	0.68
Textiles, apparel & luxury goods	0.84
Tobacco	2.25
Trading companies & distributors	2.45
Wireless telecommunication services	3.40
Total common stocks	98.19%
Investment companies
iShares MSCI Canada ETF	0.09
iShares MSCI EAFE ETF	1.32
Total investment companies	1.41%
Warrants	0.12
Short-term investment	0.37
Total investments	100.09%
Liabilities, in excess of cash and other assets	(0.09)
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust—Series G. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series G – Portfolio of investments

September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 98.19%
Australia: 0.90%
Scentre Group*	97,619	$280,870
Westfield Corp.	78,348	510,520
Total Australia common stocks		791,390

Brazil: 0.34%
Cielo SA	18,400	300,684

Canada: 6.24%
Canadian Oil Sands Ltd.	64,200	1,184,314
Lightstream Resources Ltd.	82,700	387,673
Suncor Energy, Inc.	40,600	1,469,278
Teck Resources Ltd., Class B	24,300	460,202
Toronto-Dominion Bank	40,100	1,978,952
Total Canada common stocks		5,480,419

China: 4.85%
AIA Group Ltd.	327,200	1,688,596
China Construction Bank Corp., H Shares	338,000	236,378
China Merchants Bank Co., Ltd., H Shares	140,500	239,862
China Mobile Ltd.	19,500	228,199
Hollysys Automation Technologies Ltd.*	21,000	472,290
Jardine Matheson Holdings Ltd.	19,600	1,162,280
Lenovo Group Ltd.	154,000	229,382
Total China common stocks		4,256,987

Denmark: 1.26%
A.P. Moeller - Maersk A/S, Class B	467	1,106,250

Finland: 1.75%
Sampo Oyj, Class A	31,807	1,537,914

France: 3.47%
Carrefour SA	31,122	961,187
Peugeot SA*	75,724	968,942
Schneider Electric SE	14,540	1,115,544
Total France common stocks		3,045,673

Germany: 7.26%
Aixtron SE*	43,541	659,541
Bayer AG	14,434	2,008,322
Daimler AG	13,650	1,042,408
E.ON SE	44,491	812,480
HeidelbergCement AG	11,374	748,645
ThyssenKrupp AG*	42,179	1,101,191
Total Germany common stocks		6,372,587

Greece: 0.13%
Piraeus Bank SA*	70,003	118,488

Indonesia: 0.34%
Astra International Tbk PT	222,800	128,737
Bank Rakyat Indonesia Persero Tbk PT	200,000	170,973
Total Indonesia common stocks		299,710

Ireland: 3.40%
Ryanair Holdings PLC ADR*	14,500	818,235
Shire PLC	25,124	2,167,740
Total Ireland common stocks		2,985,975

Israel: 1.30%
Check Point Software Technologies Ltd.*	16,500	1,142,460

Italy: 1.51%
Intesa Sanpaolo SpA	196,752	593,941
Mediolanum SpA	104,077	735,222
Total Italy common stocks		1,329,163

SMA Relationship Trust - Series G – Portfolio of investments

September 30, 2014 (unaudited)

	Shares	Value
Japan: 22.40%
Astellas Pharma, Inc.	100,400	$1,495,315
Fuji Heavy Industries Ltd.	47,900	1,586,768
Hino Motors Ltd.	72,700	1,017,310
Hitachi Ltd.	152,000	1,161,285
ITOCHU Corp.	74,900	914,754
Japan Airlines Co., Ltd.	42,000	1,149,233
KDDI Corp.	28,000	1,684,375
Mitsubishi UFJ Financial Group, Inc.	224,200	1,263,527
ORIX Corp.	98,500	1,359,837
Panasonic Corp.	114,100	1,359,887
Shin-Etsu Chemical Co., Ltd.	18,900	1,238,312
Shiseido Co., Ltd.	62,700	1,034,265
Sumitomo Realty & Development Co., Ltd.	23,000	819,434
THK Co., Ltd.	49,000	1,221,029
Tokio Marine Holdings, Inc.	29,300	909,109
Toyota Motor Corp.	24,700	1,453,328
Total Japan common stocks		19,667,768

Netherlands: 3.32%
Heineken NV	12,148	907,262
ING Groep NV CVA*	81,007	1,151,451
Koninklijke DSM NV	13,862	854,710
Total Netherlands common stocks		2,913,423

Norway: 1.50%
Telenor ASA	60,089	1,318,803

Russia: 0.13%
Sberbank of Russia ADR	14,725	115,856

South Africa: 0.28%
Naspers Ltd., Class N	2,233	244,566

South Korea: 0.55%
Samsung Electronics Co., Ltd.	216	241,922
Wonik IPS Co. Ltd.*	20,679	245,443
Total South Korea common stocks		487,365

Spain: 5.21%
Acciona SA*	5,971	445,713
Banco Santander SA	203,949	1,952,532
Bankia SA*	641,911	1,194,199
Mediaset Espana Comunicacion SA*	79,018	980,656
Total Spain common stocks		4,573,100

Sweden: 0.51%
Lundin Petroleum AB*	26,751	452,210

Switzerland: 8.60%
Glencore PLC*	203,279	1,125,828
Nestle SA	34,366	2,525,593
Novartis AG	30,650	2,886,261
Zurich Insurance Group AG*	3,396	1,010,660
Total Switzerland common stocks		7,548,342

Taiwan: 0.42%
Catcher Technology Co. Ltd. GDR	7,960	368,960

Thailand: 0.14%
Kasikornbank PCL	16,700	120,205

SMA Relationship Trust - Series G – Portfolio of investments

September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
United Kingdom: 22.38%
Anglo American PLC	47,046	$1,049,210
Ashtead Group PLC	73,626	1,238,600
Associated British Foods PLC	22,071	956,756
AstraZeneca PLC	17,295	1,239,409
Aviva PLC	150,285	1,271,423
Barclays PLC	292,540	1,076,016
BP PLC	202,867	1,484,040
Burberry Group PLC	30,314	739,424
Imperial Tobacco Group PLC	45,927	1,977,431
Lloyds Banking Group PLC*	939,441	1,168,729
London Stock Exchange Group PLC	29,829	900,160
Premier Oil PLC	130,664	704,809
Prudential PLC	48,048	1,068,172
Rio Tinto PLC	28,108	1,377,289
SABMiller PLC	20,658	1,144,823
Sage Group PLC	200,640	1,185,123
Vodafone Group PLC	324,443	1,069,113
Total United Kingdom common stocks		19,650,527
Total common stocks (cost $86,979,013)		86,228,825

	Number of warrants
Warrant: 0.12%
France: 0.12%
Peugeot SA, strike @ EUR 6.43000, expires 04/29/17* (cost $114,161)	55,000	102,951

	Shares
Investment companies: 1.40%
iShares MSCI Canada ETF	2,600	79,820
iShares MSCI EAFE ETF	18,000	1,154,160
Total investment companies (cost $1,271,927)		1,233,980

Short-term investment: 0.37%
Investment company: 0.37%
UBS Cash Management Prime Relationship Fund[1] (cost $322,915)	322,915	322,915
Total investments: 100.09% (cost $88,688,016)		87,888,671
Liabilities, in excess of cash and other assets: (0.09)%		(73,227)
Net assets: 100.00%		$87,815,444

SMA Relationship Trust - Series G – Portfolio of investments
September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,999,936
Gross unrealized depreciation	(2,799,281)
Net unrealized depreciation of investments	$(799,345)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	USD	1,521,340	CAD	1,680,000	12/16/14	$(23,983)
CSI	USD	2,869,816	EUR	2,215,000	12/16/14	(70,643)
JPMCB	BRL	700,000	USD	292,520	12/16/14	12,392
JPMCB	CNY	5,905,000	USD	956,585	12/16/14	734
JPMCB	GBP	480,000	USD	783,697	12/16/14	6,065
JPMCB	GBP	3,710,000	USD	6,009,636	12/16/14	(814)
JPMCB	HKD	5,925,000	USD	764,424	12/16/14	1,483
JPMCB	ILS	2,665,000	USD	731,489	12/16/14	7,301
JPMCB	JPY	29,800,000	USD	273,822	12/16/14	1,912
JPMCB	KRW	472,000,000	USD	454,454	12/16/14	8,634
JPMCB	NOK	4,190,000	USD	651,645	12/16/14	1,235
JPMCB	RUB	13,993,244	USD	358,801	12/16/14	11,362
JPMCB	TWD	11,500,000	USD	382,098	12/16/14	3,731
JPMCB	USD	3,971,061	AUD	4,425,000	12/16/14	(117,783)
JPMCB	USD	1,226,072	EUR	945,000	12/16/14	(31,843)
JPMCB	USD	910,830	HUF	221,250,000	12/16/14	(12,848)
JPMCB	USD	906,969	MXN	12,060,000	12/16/14	(13,673)
JPMCB	USD	355,565	RUB	13,993,244	12/16/14	(8,125)
JPMCB	USD	2,680,425	SEK	19,130,000	12/16/14	(29,965)
MSCI	CHF	2,765,000	USD	2,961,624	12/16/14	63,217
MSCI	JPY	107,900,000	USD	1,007,180	12/16/14	22,649
SSB	USD	906,826	EUR	700,000	12/16/14	(22,211)
SSB	USD	1,233,157	SGD	1,555,000	12/16/14	(14,252)
Net unrealized depreciation on forward foreign currency contracts						$(205,425)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$9,492,224	$76,736,601	$—	$86,228,825
Warrant	—	102,951	—	102,951
Investment companies	1,233,980	—	—	1,233,980
Short-term investment	—	322,915	—	322,915
Forward foreign currency contracts	—	140,715	—	140,715
Total	$10,726,204	$77,303,182	$—	$88,029,386

Liability
Forward foreign currency contracts	$—	$(346,140)	$—	$(346,140)

At September 30, 2014, securities valued at $9,344,196 were transferred between Level 1 and Level 2 pursuant to the Fund’s valuation policy.

SMA Relationship Trust - Series G – Portfolio of investments
September 30, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/13	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$2,101,923	$19,199,379	$20,978,387	$322,915	$993

SMA Relationship Trust - Series M

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of September 30, 2014

Long-term municipal bonds
Arizona	1.71%
California	11.19
Delaware	0.91
District of Columbia	1.47
Florida	5.80
Georgia	9.54
Hawaii	3.53
Illinois	7.93
Louisiana	1.67
Maryland	1.16
Massachusetts	5.34
Minnesota	3.50
Missouri	0.48
New Jersey	1.20
New York	18.78
North Carolina	4.14
Ohio	1.85
Pennsylvania	0.85
South Carolina	2.82
Tennessee	2.42
Texas	6.76
Virginia	2.88
Washington	0.80
Total long-term municipal bonds	96.73%
Short-term investment	5.81
Total investments	102.54%
Liabilities, in excess of other assets	(2.54)
Net assets	100.00%

SMA Relationship Trust - Series M – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Long-term municipal bonds: 96.73%
Arizona—1.71%
Salt River Project Electric System Refunding Revenue Bonds,
Series A,
5.000%, due 12/01/31	$3,070,000	$3,553,771

California—11.19%
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 04/01/21	1,500,000	1,795,905
5.000%, due 04/01/25	1,925,000	2,242,009
5.000%, due 09/01/28	4,000,000	4,728,320
5.000%, due 09/01/32	3,625,000	4,175,746
Series E,
5.000%, due 06/01/21	2,065,000	2,477,814
Series F,
5.000%, due 09/01/26	2,660,000	3,143,562
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/28	4,000,000	4,691,360
		23,254,716
Delaware—0.91%
State of Delaware, GO Bonds,
5.000%, due 03/01/20	1,590,000	1,895,534

District of Columbia—1.47%
District of Columbia Income Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	2,510,000	3,054,243

Florida—5.80%
Florida State Board of Education, Capital Outlay, Go Bonds,
Series A,
5.000%, due 01/01/21	2,365,000	2,833,790
Florida State Board of Education, Public Education, GO Bonds,
Series C,
5.000%, due 06/01/22	1,000,000	1,212,910
Tampa Health System Revenue Bonds,
Series A,
5.000%, due 11/15/25	5,000,000	5,732,400
Volusia Country Florida School Board Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	2,000,000	2,279,900
		12,059,000
Georgia—9.54%
City of Atlanta GA Revenue Bonds,
Series B,
5.000%, due 01/01/20	3,500,000	4,118,415
Municipal Electric Authority of Georgia Revenue Bonds,
Series A,
5.000%, due 01/01/21	3,500,000	4,141,270

SMA Relationship Trust - Series M – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
State of Georgia, GO Bonds,
Series C,
5.000%, due 10/01/20	$5,000,000	$6,017,650
Series D,
5.000%, due 02/01/20	2,425,000	2,884,974
Series I,
5.000%, due 11/01/21	2,200,000	2,676,916
		19,839,225
Hawaii—3.53%
County of Hawaii, GO Bonds,
Series B,
4.000%, due 09/01/21	2,200,000	2,496,648
State of Hawaii, GO Bonds,
Series EE,
5.000%, due 11/01/28	4,135,000	4,848,412
		7,345,060
Illinois—7.93%
City of Chicago O’Hare International Airport, Third Lien Revenue Bonds,
Series A,
5.625%, due 01/01/35	3,425,000	3,861,105
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/20	1,500,000	1,787,490
5.000%, due 12/01/21	1,220,000	1,460,950
State of Illinois, GO Bonds,
5.000%, due 01/01/18	2,500,000	2,753,250
5.000%, due 03/01/18	6,000,000	6,621,660
		16,484,455
Louisiana—1.67%
City of New Orleans LA, GO Bonds,
ACG-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,464,359

Maryland—1.16%
Anne Arundel County, GO Bonds,
5.000%, due 04/01/27	2,050,000	2,411,681

Massachusetts—5.34%
Massachusetts School Building Authority Senior Dedicated Sales Tax Refunding Revenue Bonds,
Series B,
5.000%, due 08/15/30	2,000,000	2,345,980
The Commonwealth Massachusetts, Consolidated Loan Green Bonds, GO Bonds,
Series E,
5.000%, due 09/01/30	5,000,000	5,869,400
The Commonwealth Massachusetts, Consolidated Loan, GO Bonds,
Series C,
5.000%, due 07/01/24	2,395,000	2,880,922
		11,096,302
Minnesota—3.50%
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/21	6,000,000	7,265,520

SMA Relationship Trust - Series M – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Missouri—0.48%
Missouri State Health & Educational Facilities Authority Revenue Bonds,
Series A,
0.030%, due 09/01/30[1]	$1,000,000	$1,000,000

New Jersey—1.20%
State of New Jersey, GO Bonds,
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,655,140
Series Q,
5.000%, due 08/15/19	725,000	840,811
		2,495,951
New York—18.78%
New York City Municipal Water Finance Authority Water And Sewer System Second General Resolution Fiscal 2015 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	2,000,000	2,289,320
New York City Transitional Finance Authority,
Series A-1,
5.000%, due 11/01/21	2,000,000	2,406,700
Series C,
5.000%, due 11/01/20	1,750,000	2,090,288
Series E,
5.000%, due 02/01/29	4,000,000	4,640,160
Series I,
5.000%, due 05/01/32	5,000,000	5,751,900
New York State Dormitory Authority State Personal Taxable General Purpose,
Series A,
5.000%, due 02/15/29	4,000,000	4,652,800
New York State Urban Development Corp. Special Tax,
5.000%, due 03/15/32	3,000,000	3,445,260
Series A-1,
5.000%, due 03/15/27	6,495,000	7,671,634
Sales Tax Asset Receivable Corp., Fiscal 2015 Revenue Bonds,
Series A,
5.000%, due 10/15/30	5,060,000	6,092,392
		39,040,454
North Carolina—4.14%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series B,
5.000%, due 01/01/21	2,380,000	2,788,479
Series D,
5.000%, due 01/01/23	5,000,000	5,810,800
		8,599,279
Ohio—1.85%
State of Ohio, Higher Education, GO Bonds,
Series A,
5.000%, due 05/01/28	3,295,000	3,840,323

Pennsylvania—0.85%
Philadelphia Water & Wastewater Revenue Bonds,
Series A,
5.000%, due 01/01/20	1,500,000	1,760,055

SMA Relationship Trust - Series M – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
South Carolina—2.82%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-4,
5.000%, due 01/01/20	$5,000,000	$5,853,100

Tennessee—2.42%
State of Tennessee, GO Bonds,
Series B,
5.000%, due 08/01/20	4,195,000	5,035,133

Texas—6.76%
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/22	5,000,000	6,017,600
Tarrant County Cultural Educational Methodist Hospitals of Dallas Revenue Bonds,
5.000%, due 10/01/21	2,370,000	2,787,144
Texas State Transportation Commission Mobility Fund, GO Bonds,
5.000%, due 10/01/19	4,430,000	5,253,227
		14,057,971
Virginia—2.88%
Virginia College Building Authority, 21st Century College & Equipment Revenue Bonds,
Series A,
5.000%, due 02/01/21	5,000,000	5,987,750

Washington—0.80%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,666,910
Total long-term municipal bonds (cost $194,410,403)		201,060,792

	Shares
Short-term investment: 5.81%
Investment company: 5.81%
UBS Cash Management Prime Relationship Fund[2] (cost $12,077,320)	12,077,320	12,077,320
Total investments: 102.54% (cost $206,487,723)		213,138,112
Liabilities, in excess of cash and other assets—(2.54%)		(5,282,193)
Net assets—100.00%		$207,855,919

SMA Relationship Trust - Series M – Portfolio of investments
September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,858,435
Gross unrealized depreciation	(208,046)
Net unrealized appreciation of investments	$6,650,389

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized depreciation
US Treasury futures sell contracts:
US Long Bond, 75 contracts (USD)	December 2014	$(10,337,583)	$(10,342,969)	$(5,386)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$201,060,792	$—	$201,060,792
Short-term investment	—	12,077,320	—	12,077,320
Total	$—	$213,138,112	$—	$213,138,112

Liability
Futures contracts	$(5,386)	$—	$—	$(5,386)
Total	$(5,386)	$—	$—	$(5,386)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
[2]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/13	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$362,329	$103,458,661	$91,743,670	$12,077,320	$2,475

SMA Relationship Trust - Series S

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Common stocks
Aerospace & defense	2.59%
Air freight & logistics	1.47
Auto components	1.70
Banks	6.94
Beverages	1.18
Biotechnology	2.46
Building products	2.19
Capital markets	4.75
Chemicals	4.12
Commercial services & supplies	0.48
Communications equipment	2.24
Construction & engineering	1.60
Electrical equipment	2.69
Electronic equipment, instruments & components	0.69
Energy equipment & services	2.28
Food products	1.18
Health care equipment & supplies	7.55
Hotels, restaurants & leisure	6.96
Internet & catalog retail	1.02
Internet software & services	2.56
Life sciences tools & services	1.53
Machinery	6.98
Media	4.13
Metals & mining	1.48
Oil, gas & consumable fuels	0.96
Personal products	1.27
Real estate investment trust (REIT)	2.54
Semiconductors & semiconductor equipment	0.65
Software	6.33
Specialty retail	2.50
Textiles, apparel & luxury goods	3.27
Thrifts & mortgage finance	3.50
Trading companies & distributors	2.17
Total common stocks	93.96%
Investment company
PennantPark Floating Rate Capital Ltd.	0.90
Short-term investment	4.70
Total investments	99 .56%
Cash and other assets, less liabilities	0.44
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust - Series S. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 93.96%
Aerospace & defense: 2.59%
Esterline Technologies Corp.*	12,511	$1,392,099
LMI Aerospace, Inc.*	24,067	308,058
		1,700,157
Air freight & logistics: 1.47%
Hub Group, Inc., Class A*	23,865	967,248

Auto components: 1.70%
Tenneco, Inc.*	21,379	1,118,335

Banks: 6.94%
Access National Corp.	10,751	174,489
Banner Corp.	33,818	1,300,979
BBCN Bancorp, Inc.	111,207	1,622,510
Texas Capital Bancshares, Inc.*	25,246	1,456,189
		4,554,167
Beverages: 1.18%
Craft Brew Alliance, Inc.*	53,641	772,430

Biotechnology: 2.46%
Emergent Biosolutions, Inc.*	75,766	1,614,573

Building products: 2.19%
AO Smith Corp.	13,476	637,146
Trex Co., Inc.*	23,053	796,942
		1,434,088
Capital markets: 4.75%
Evercore Partners, Inc., Class A	22,250	1,045,750
Golub Capital BDC, Inc.	56,913	907,762
PennantPark Investment Corp.	106,760	1,164,752
		3,118,264
Chemicals: 4.12%
Cytec Industries, Inc.	31,932	1,510,064
HB Fuller Co.	30,004	1,191,159
		2,701,223
Commercial services & supplies: 0.48%
Civeo Corp.	27,360	317,650

Communications equipment: 2.24%
Aruba Networks, Inc.*	37,847	816,738
NETGEAR, Inc.*	20,976	655,500
		1,472,238
Construction & engineering: 1.60%
MasTec, Inc.*	34,397	1,053,236

Electrical equipment: 2.69%
AZZ, Inc.	20,312	848,432
Regal-Beloit Corp.	14,235	914,599
		1,763,031
Electronic equipment, instruments & components: 0.69%
InvenSense, Inc.*	22,921	452,231

Energy equipment & services: 2.28%
Dawson Geophysical Co.	30,737	558,799
Forum Energy Technologies, Inc.*	30,651	938,227
		1,497,026
Food products: 1.18%
Amira Nature Foods Ltd.*	49,505	775,248

Health care equipment & supplies: 7.55%
Cooper Companies, Inc.	7,208	1,122,646
Derma Sciences, Inc.*	151,319	1,260,487
Greatbatch, Inc.*	38,999	1,661,748
Lumenis Ltd., Class B*	101,900	907,929
		4,952,810

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Hotels, restaurants & leisure: 6.96%
Del Frisco’s Restaurant Group, Inc.*	33,396	$639,199
Einstein Noah Restaurant Group, Inc.	68,793	1,386,867
Life Time Fitness, Inc.*	17,036	859,296
Vail Resorts, Inc.	19,421	1,684,966
		4,570,328
Internet & catalog retail: 1.02%
HomeAway, Inc.*	18,867	669,779

Internet software & services: 2.56%
Aerohive Networks, Inc.*	43,402	348,084
Borderfree, Inc.*	46,194	595,903
LogMeIn, Inc.*	15,962	735,369
		1,679,356
Life sciences tools & services: 1.53%
Bio-Rad Laboratories, Inc., Class A*	8,845	1,003,023

Machinery: 6.98%
Chart Industries, Inc.*	8,494	519,238
CIRCOR International, Inc.	15,632	1,052,503
CLARCOR, Inc.	24,540	1,547,983
Hillenbrand, Inc.	29,028	896,675
Nordson Corp.	7,445	566,341
		4,582,740
Media: 4.13%
AMC Entertainment Holdings, Inc., Class A	33,971	780,993
Cinemark Holdings, Inc.	38,637	1,315,204
Martha Stewart Living Omnimedia, Inc., Class A*	171,493	617,375
		2,713,572
Metals & mining: 1.48%
Compass Minerals International, Inc.	11,512	970,231

Oil, gas & consumable fuels: 0.96%
Kodiak Oil & Gas Corp.*	46,612	632,525

Personal products: 1.27%
Inter Parfums, Inc.	30,288	832,920

Real estate investment trust (REIT): 2.54%
Campus Crest Communities, Inc.	85,938	550,003
LaSalle Hotel Properties	32,700	1,119,648
		1,669,651
Semiconductors & semiconductor equipment: 0.65%
ON Semiconductor Corp.*	47,629	425,803

Software: 6.33%
Cadence Design Systems, Inc.*	41,836	719,998
FleetMatics Group PLC*	24,601	750,331
Guidewire Software, Inc.*	22,316	989,491
Infoblox, Inc.*	25,781	380,270
Qualys, Inc.*	19,655	522,823
SS&C Technologies Holdings, Inc.*	18,097	794,277
		4,157,190
Specialty retail: 2.50%
Francesca’s Holdings Corp.*	46,834	652,397
GNC Holdings, Inc., Class A	25,597	991,628
		1,644,025

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Textiles, apparel & luxury goods: 3.27%
Crocs, Inc.*	78,671	$989,681
Movado Group, Inc.	34,897	1,153,695
		2,143,376
Thrifts & mortgage finance: 3.50%
Brookline Bancorp, Inc.	130,376	1,114,715
EverBank Financial Corp.	66,787	1,179,458
		2,294,173
Trading companies & distributors: 2.17%
Beacon Roofing Supply, Inc.*	30,943	788,428
Watsco, Inc.	7,350	633,423
		1,421,851
Total common stocks (cost $54,431,916)		61,674,498

Investment company: 0.90%
PennantPark Floating Rate Capital Ltd. (cost $612,147)	42,824	590,115

Short-term investment: 4.70%
Investment company: 4.70%
UBS Cash Management Prime Relationship Fund[1] (cost $3,087,632)	3,087,632	3,087,632
Total investments—99.56% (cost $58,131,695)		65,352,245
Cash and other assets, less liabilities—0.44%		288,121
Net assets—100.00%		$65,640,366

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,853,319
Gross unrealized depreciation	(3,632,769)
Net unrealized appreciation of investments	$7,220,550

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$61,674,498	$—	$—	$61,674,498
Investment company	590,115	—	—	590,115
Short-term investment	—	3,087,632	—	3,087,632
Total	$62,264,613	$3,087,632	$—	$65,352,245

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

* Non-income producing security.

1 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/13	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$—	$14,941,418	$11,853,786	$3,087,632	$1,230

SMA Relationship Trust - Series T

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Banks	5.72%
Beverages	0.38
Biotechnology	0.29
Building products	0.04
Capital markets	1.41
Chemicals	0.65
Commercial services & supplies	0.27
Communications equipment	0.55
Consumer finance	0.93
Diversified financial services	0.18
Diversified telecommunication services	0.94
Electric utilities	0.69
Electronic equipment, instruments & components	0.22
Energy equipment & services	0.44
Food & staples retailing	0.22
Food products	0.46
Gas utilities	0.18
Health care providers & services	0.36
Hotels, restaurants & leisure	0.39
Independent power and renewable electricity producers	0.05
Insurance	2.45
Internet & catalog retail	0.20
IT services	0.36
Machinery	0.26
Media	1.70
Metals & mining	2.26
Multi-utilities	0.41
Oil, gas & consumable fuels	5.82
Pharmaceuticals	0.55
Real estate investment trust (REIT)	0.97
Road & rail	0.82
Semiconductors & semiconductor equipment	0.12
Tobacco	0.50
Trading companies & distributors	0.20
Wireless telecommunication services	0.62
Total corporate bonds	31.61%
Asset-backed securities	2.12
Commercial mortgage-backed securities	7.82
Mortgage & agency debt securities	34.08
Municipal bonds	1.84
US government obligations	11.40
Non-US government obligations	2.69
Total bonds	91.56%
Investment company
UBS High Yield Relationship Fund	2.74
Short-term investment	25.75
Options purchased	0.06
Total investments	120.11%
Liabilities, in excess of cash and other assets	(20.11)
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust—Series T. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Bonds: 91.56%
Corporate bonds: 31.61%
Brazil: 2.19%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$675,000	$653,062
Petrobras Global Finance BV,
3.250%, due 03/17/17	450,000	455,386
Petrobras International Finance Co.,
5.375%, due 01/27/21	895,000	904,138
Vale Overseas Ltd.,
4.375%, due 01/11/22	475,000	477,261
6.875%, due 11/21/36	85,000	95,838
Total Brazil corporate bonds		2,585,685

Canada: 1.39%
Barrick Gold Corp.,
3.850%, due 04/01/22	510,000	490,606
Cenovus Energy, Inc.,
3.800%, due 09/15/23	340,000	347,307
Goldcorp, Inc.,
3.700%, due 03/15/23	220,000	215,647
Petro-Canada,
6.800%, due 05/15/38	170,000	223,395
Rogers Communications, Inc.,
5.000%, due 03/15/44	200,000	203,908
Teck Resources Ltd.,
6.250%, due 07/15/41	160,000	162,616
Total Canada corporate bonds		1,643,479

Cayman Islands: 0.09%
XLIT Ltd.,
6.375%, due 11/15/24	90,000	107,158

China: 0.42%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	500,000	496,302

Indonesia: 0.17%
Pertamina Persero PT,
6.450%, due 05/30/44[1]	200,000	202,710

Israel: 0.46%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	240,000	245,923
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	295,000	299,840
Total Israel corporate bonds		545,763

Luxembourg: 0.04%
Pacific Drilling SA,
5.375%, due 06/01/20[1]	50,000	45,750

Mexico: 1.21%
America Movil SAB de CV,
3.125%, due 07/16/22	530,000	514,672
Fermaca Enterprises S de RL de CV,
6.375%, due 03/30/38[1]	200,000	209,500
Petroleos Mexicanos,
4.875%, due 01/24/22	670,000	706,515
Total Mexico corporate bonds		1,430,687

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Netherlands: 0.19%
LYB International Finance BV,
4.875%, due 03/15/44	$220,000	$224,537

Norway: 0.28%
Eksportfinans ASA,
3.000%, due 11/17/14	325,000	325,642

Spain: 0.60%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	400,000	403,420
Telefonica Emisiones SAU,
3.192%, due 04/27/18	300,000	309,410
Total Spain corporate bonds		712,830

United Kingdom: 1.90%
Barclays Bank PLC,
5.140%, due 10/14/20	610,000	658,010
HSBC Holdings PLC,
6.500%, due 09/15/37	380,000	467,484
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	360,000	351,869
Lloyds Bank PLC,
6.500%, due 09/14/20[1]	660,000	767,361
Total United Kingdom corporate bonds		2,244,724

United States: 22.67%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	95,000	115,357
ADT Corp.,
3.500%, due 07/15/22	370,000	320,050
Ally Financial, Inc.,
8.000%, due 03/15/20	60,000	69,900
Altria Group, Inc.,
5.375%, due 01/31/44	140,000	149,164
9.950%, due 11/10/38	57,000	94,247
American International Group, Inc.,
4.500%, due 07/16/44	220,000	217,347
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	440,000	479,956
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22	180,000	170,089
8.200%, due 01/15/39	185,000	280,534
AT&T, Inc.,
4.300%, due 12/15/42	3,000	2,742
Bank of America Corp.,
4.200%, due 08/26/24	380,000	376,714
5.625%, due 07/01/20	195,000	220,192
6.110%, due 01/29/37	400,000	457,858
Boston Properties LP, REIT,
3.800%, due 02/01/24	340,000	341,092
Burlington Northern Santa Fe LLC,
6.150%, due 05/01/37	85,000	105,809
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	275,000	305,594
Celgene Corp.,
4.000%, due 08/15/23	330,000	343,297

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
CF Industries, Inc.,
3.450%, due 06/01/23	$560,000	$548,962
CIT Group, Inc.,
5.500%, due 02/15/19[1]	200,000	209,250
Citigroup, Inc.,
5.500%, due 09/13/25	1,250,000	1,361,261
Comcast Corp.,
6.300%, due 11/15/17	280,000	319,767
6.950%, due 08/15/37	125,000	167,484
Continental Resources, Inc.,
4.900%, due 06/01/44	270,000	263,212
DIRECTV Holdings LLC,
6.000%, due 08/15/40	185,000	207,778
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	271,200
DPL, Inc.,
7.250%, due 10/15/21	210,000	216,825
El Paso Pipeline Partners Operating Co., LLC,
5.000%, due 10/01/21	260,000	279,737
Energy Transfer Partners LP,
7.500%, due 07/01/38	60,000	76,416
9.000%, due 04/15/19	310,000	388,451
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	270,000	276,267
ERP Operating LP, REIT,
4.750%, due 07/15/20	75,000	82,851
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	180,000	182,247
Flextronics International Ltd.,
5.000%, due 02/15/23	260,000	258,635
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	660,000	824,893
Frontier Communications Corp.,
8.500%, due 04/15/20	200,000	222,000
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32	160,000	210,950
Glencore Funding LLC,
2.500%, due 01/15/19[1]	760,000	743,979
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	520,000	591,331
6.150%, due 04/01/18	440,000	496,126
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	550,000	664,721
Host Hotels & Resorts LP,
Series D, 3.750%, due 10/15/23	520,000	514,189
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	210,000	236,250
JPMorgan Chase & Co.,
3.875%, due 09/10/24	360,000	352,923
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	615,000	610,535
6.500%, due 09/01/39	175,000	195,144
Kroger Co.,
3.850%, due 08/01/23	260,000	264,994

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Markel Corp.,
3.625%, due 03/30/23	$180,000	$178,922
Marsh & McLennan Cos., Inc.,
9.250%, due 04/15/19	225,000	291,144
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	145,000	139,686
Mondelez International, Inc.,
4.000%, due 02/01/24	340,000	348,387
Morgan Stanley,
3.750%, due 02/25/23	270,000	269,649
4.875%, due 11/01/22	155,000	163,755
Motorola Solutions, Inc.,
3.500%, due 03/01/23	670,000	647,755
Mylan, Inc.,
2.550%, due 03/28/19	110,000	109,390
Navient LLC,
8.000%, due 03/25/20	10,000	11,212
Northern Trust Corp.,
3.950%, due 10/30/25	145,000	150,098
NRG Energy, Inc.,
8.250%, due 09/01/20	50,000	53,562
Owens Corning,
6.500%, due 12/01/16	46,000	50,676
Plains Exploration & Production Co.,
6.500%, due 11/15/20	121,000	132,510
6.875%, due 02/15/23	196,000	222,460
PNC Preferred Funding Trust I,
1.884%, due 03/15/17[1,2,3]	300,000	291,750
PPL Capital Funding, Inc.,
3.950%, due 03/15/24	120,000	123,359
Principal Financial Group, Inc.,
8.875%, due 05/15/19	330,000	418,952
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	760,000	765,225
6.625%, due 12/01/37	200,000	250,868
QVC, Inc.,
4.450%, due 02/15/25[1]	240,000	236,898
Regions Financial Corp.,
2.000%, due 05/15/18	220,000	217,402
Ryder System, Inc.,
2.350%, due 02/26/19	310,000	309,330
2.550%, due 06/01/19	280,000	280,384
Sempra Energy,
4.050%, due 12/01/23	220,000	230,941
9.800%, due 02/15/19	195,000	254,114
Southern Copper Corp.,
3.500%, due 11/08/22	350,000	337,235
Southwestern Electric Power Co.,
3.550%, due 02/15/22	290,000	297,032
Sprint Corp.,
7.250%, due 09/15/21[1]	10,000	10,412
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	220,000	213,932
Synchrony Financial,
4.250%, due 08/15/24	190,000	190,024

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(concluded)
TCI Communications, Inc.,
7.875%, due 02/15/26	$104,000	$143,192
Tenet Healthcare Corp.,
6.000%, due 10/01/20	60,000	63,450
Time Warner Cable, Inc.,
6.550%, due 05/01/37	180,000	227,071
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	450,000	598,837
Time Warner, Inc.,
6.100%, due 07/15/40	85,000	98,538
Transocean, Inc.,
3.800%, due 10/15/22	290,000	266,159
6.800%, due 03/15/38	210,000	204,498
Tyson Foods, Inc.,
4.875%, due 08/15/34	190,000	195,549
Valero Energy Corp.,
6.625%, due 06/15/37	360,000	429,792
Ventas Realty LP,
3.750%, due 05/01/24	370,000	363,910
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20	210,000	206,601
Verizon Communications, Inc.,
1.984%, due 09/14/18[2]	170,000	179,081
6.400%, due 09/15/33	330,000	402,012
Williams Cos., Inc.,
3.700%, due 01/15/23	240,000	226,710
Williams Partners LP,
4.300%, due 03/04/24	230,000	234,590
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	220,000	244,261
Xerox Corp.,
3.800%, due 05/15/24	430,000	423,925
Total United States corporate bonds		26,793,560
Total corporate bonds (cost $37,027,498)		37,358,827

Asset-backed securities: 2.12%
United States: 2.12%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	400,000	393,632
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	550,000	558,586
Series 2014-1, Class C,
2.840%, due 04/22/19	400,000	403,943
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	525,000	520,498
Santander Drive Auto Receivables Trust,
Series 2014-2, Class D,
2.760%, due 02/18/20	625,000	622,814
Total asset-backed securities (cost $2,507,422)		2,499,473

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Commercial mortgage-backed securities: 7.82%
United States: 7.82%
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.204%, due 08/15/26[1,2]	$425,000	$425,337
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
1.904%, due 06/15/31[1,2]	750,000	745,485
Commercial Mortgage Loan Trust,
Series 2013-LC13, Class C,
5.217%, due 08/10/46[1,2]	800,000	850,894
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.531%, due 02/10/28[1,2]	650,000	633,281
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	600,000	608,077
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	465,212	479,419
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	500,000	547,632
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.054%, due 07/15/31[1,2]	625,000	624,891
Hilton USA Trust,
Series 2013-HLT, Class DFX,
4.407%, due 11/05/30[1]	275,000	280,367
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-JWRZ, Class D,
3.144%, due 04/15/30[1,2]	325,000	325,864
Series 2014-FL5, Class D,
3.652%, due 07/15/31[1,2]	650,000	649,139
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	150,000	148,891
Series 2013-C8, Class B,
3.813%, due 12/15/48[2]	675,000	667,474
Series 2013-C10, Class C,
4.218%, due 07/15/46[2]	150,000	148,113
Series 2013-C13, Class C,
5.059%, due 11/15/46[2]	250,000	259,102
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.991%, due 08/12/45[1,2]	800,000	868,012
NLY Commercial Mortgage Trust,
Series 2014-FL1, Class B,
1.904%, due 11/15/30[1,2]	400,000	400,959
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[2]	525,000	575,138
Total commercial mortgage-backed securities (cost $9,304,916)		9,238,075

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Bonds—(continued)
Mortgage & agency debt securities: 34.08%
United States: 34.08%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
2.269%, due 12/20/36[2]	$56,092	$121
Federal Home Loan Mortgage Corp. Gold Pools,[4]
3.000%, TBA	1,525,000	1,505,581
3.500%, TBA	850,000	867,564
4.000%, TBA	950,000	1,000,171
#A96140, 4.000%, due 01/01/41	485,144	511,460
#G04913, 5.000%, due 03/01/38	161,487	178,105
#G02922, 5.500%, due 04/01/37	157,496	177,548
#G06381, 5.500%, due 08/01/40	918,520	1,028,954
#C56030, 6.000%, due 03/01/31	4,268	4,851
#C55783, 6.500%, due 01/01/29	73,621	83,814
#G00194, 7.500%, due 02/01/24	71,065	79,004
#C00410, 8.000%, due 07/01/25	36,668	43,314
#C37436, 8.000%, due 01/01/30	13,616	16,768
Federal National Mortgage Association Pools,[4]
2.500%, TBA	1,675,000	1,684,422
3.000%, TBA	3,675,000	3,643,750
3.500%, TBA	4,025,000	4,113,990
4.000%, TBA	1,625,000	1,712,445
4.500%, TBA	5,775,000	6,230,683
5.000%, TBA	775,000	855,091
5.500%, TBA	250,000	278,408
#AK7377, 3.000%, due 03/01/27	210,627	217,686
#AP7537, 3.000%, due 09/01/27	803,442	830,374
#AP3098, 3.500%, due 10/01/42	547,797	561,830
#AQ0600, 3.500%, due 10/01/42	255,097	261,785
#AB2331, 4.000%, due 02/01/41	358,144	377,942
#AE9202, 4.000%, due 09/01/41	695,817	734,280
#889657, 4.500%, due 09/01/37	440,966	479,279
#AB1475, 4.500%, due 09/01/40	714,470	772,570
#AI6578, 4.500%, due 07/01/41	1,048,161	1,133,516
#975213, 5.000%, due 03/01/38	43,443	47,916
#890209, 5.000%, due 05/01/40	18,532	20,486
#AD9114, 5.000%, due 07/01/40	706,313	784,146
#AJ1422, 5.000%, due 09/01/41	514,893	569,078
#244450, 5.500%, due 11/01/23	27,557	30,663
#555591, 5.500%, due 07/01/33	328,106	368,338
#901999, 6.000%, due 11/01/36	106,871	120,660
#990686, 6.000%, due 09/01/38	26,640	30,077
#675469, 7.000%, due 04/01/18	25,053	25,710
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,	206,484	186,706
0.425%, due 02/25/35[2]
Government National Mortgage Association Pools,
3.500%, TBA	1,950,000	2,014,898
4.000%, TBA	3,050,000	3,233,527
4.500%, TBA	2,025,000	2,196,176

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

		Face amount	Value
#G2 5107, 4.000%, due 07/20/26		$438,501	$466,750
#G2 779424, 4.000%, due 06/20/42		118,881	127,022
#AA8267, 4.000%, due 07/15/42		413,618	442,342
#G2 2687, 6.000%, due 12/20/28		16,856	19,068
#G2 508540, 6.000%, due 02/20/34		177,683	201,216
#486873, 6.500%, due 01/15/29		7,090	8,217
#338523, 8.000%, due 12/15/22		1,530	1,692
Total mortgage & agency debt securities (cost $40,034,877)			40,279,994

Municipal bonds: 1.84%
Chicago Transit Authority,
Series 2008-A, 6.899%, due 12/01/40		160,000	195,101
Los Angeles Unified School District,
6.758%, due 07/01/34		350,000	466,847
State of California, GO Bonds,
7.300%, due 10/01/39		280,000	390,650
7.550%, due 04/01/39		105,000	153,267
State of Illinois, GO Bonds,
5.877%, due 03/01/19		595,000	660,944
4.950%, due 06/01/23		300,000	311,355
Total municipal bonds (cost $1,959,288)			2,178,164

US government obligations: 11.40%
Tennessee Valley Authority,
2.875%, due 09/15/24		320,000	317,596
US Treasury Bonds,
3.125%, due 08/15/44		2,675,000	2,632,366
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/19[5]		3,650,000	3,720,199
US Treasury Notes,
0.500%, due 08/31/16		1,175,000	1,173,806
1.625%, due 08/31/19		1,300,000	1,291,063
2.000%, due 08/31/21		325,000	320,607
2.375%, due 08/15/24		3,275,000	3,237,135
2.500%, due 05/15/24		775,000	775,484
Total US government obligations (cost $13,460,257)			13,468,256

Non-US government obligations: 2.69%
Brazil: 0.69%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]		800,000	818,800

Chile: 0.10%
Republic of Chile,
3.250%, due 09/14/21		120,000	123,000

Colombia: 0.19%
Republic of Colombia,
5.625%, due 02/26/44		200,000	220,000

Greece: 0.48%
Hellenic Republic,
2.000%, due 02/24/31[6]	EUR	700,000	569,401

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

	Face amount	Value
Bonds—(concluded)
Non-US government obligations—(concluded)
Mexico: 0.40%
United Mexican States,
4.000%, due 10/02/23	$350,000	$361,550
6.750%, due 09/27/34	85,000	107,525
		469,075
Peru: 0.34%
Peruvian Government International Bond,
7.350%, due 07/21/25	310,000	404,550

Philippines: 0.26%
Republic of the Philippines,
10.625%, due 03/16/25	200,000	313,000

Turkey: 0.23%
Republic of Turkey,
6.750%, due 04/03/18	240,000	265,800
Total Non-US government obligations (cost $3,277,642)		3,183,626
Total bonds (cost $107,571,900)		108,206,415

	Shares
Investment company: 2.74%
UBS High Yield Relationship Fund (cost $3,118,703)*7	94,399	3,240,548
Short-term investment: 25.75%
Investment company: 25.75%
UBS Cash Management Prime Relationship Fund[7] (cost $30,428,543)	30,428,543	30,428,543

	Number of contracts
Options purchased: 0.06%
Put options: 0.04%
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	100	51,875
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires March 2015	185	1,156
		53,031

	Notional Amount
Options purchased on credit default swaps on credit indices: 0.02%[8]
Expiring 10/15/14. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: JPMCB	$2,450,000	18,869
Total options purchased (cost $306,642)		71,900
Total investments: 120.11% (cost $141,425,788)		141,947,406
Liabilities, in excess of cash and other assets—(20.11%)		(23,767,902)
Net assets—100.00%		$118,179,504

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,439,845
Gross unrealized depreciation	(918,227)
Net unrealized appreciation of investments	$521,618

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	2,555,000	USD	3,359,615	12/11/14	$130,900
JPMCB	JPY	554,000,000	USD	5,285,195	12/11/14	230,767
JPMCB	NZD	2,600,000	USD	2,145,304	12/11/14	130,045
MSCI	NZD	660,000	USD	533,431	12/11/14	21,865
MSCI	USD	2,560,124	JPY	274,200,000	12/11/14	(58,456)
Net unrealized appreciation on forward foreign currency contracts						$455,121

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 10 contracts (USD)	December 2014	$1,372,462	$1,379,063	$6,601
US Ultra Bond, 30 contracts (USD)	December 2014	4,622,705	4,575,000	(47,705)
10 Year US Treasury Notes, 31 contracts (USD)	December 2014	3,865,687	3,863,860	(1,827)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 113 contracts (USD)	December 2014	(13,391,750)	(13,363,133)	28,617
10 Year US Treasury Notes, 47 contracts (USD)	December 2014	(5,879,290)	(5,858,110)	21,180
Interest rate futures buy contracts:
3 Month EURIBOR, 34 contracts (EUR)	March 2015	10,656,526	10,728,409	71,883
Net unrealized appreciation on futures contracts				$78,749

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments	Value	Unrealized depreciation
MLI	USD	3,400,000	08/15/39	3.219%	3 month USD LIBOR	$—	$(61,016)	$(61,016)

Credit default swaps on corporate issues—buy protection10

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments made	Value	Unrealized depreciation
MSCI	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	310,000	06/20/17	1.000%	$(8,582)	$(5,793)	$(14,375)

Credit default swaps on credit indices — sell protection12

Counterparty	Referenced index[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[13]
CSFB	CMBX.NA.BBB. Series 6 Index	USD	1,250,000	05/11/63	3.000%	$50,541	$(6,888)	$43,653	2.803%
MLI	CMBX.NA.BB. Series 6 Index	USD	1,300,000	05/11/63	5.000	(40,596)	(3,229)	(43,825)	3.231
						$9,945	$(10,117)	$(172)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Value	Unrealized appreciation/ (depreciation)
NZD	1,700,000	07/24/24	3 month BBSW	4.775%	$24,628	$24,628
NZD	1,950,000	07/24/24	3 month BBSW	4.713	20,564	20,564
NZD	1,950,000	07/24/24	3 month BBSW	4.712	20,503	20,503
USD	360,000	08/15/39	3.780%	3 month USD LIBOR	(41,486)	(41,486)
					$24,209	$24,209

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call option
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 98.75	June 2016	$80,900	$(53,125)
Put options
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 96.75	June 2016	80,900	(15,625)
90 Day Euro-Dollar Time Deposit, 185 contracts, strike @ USD 98.25	March 2015	45,990	(1,156)
Options written on credit default swaps on credit indices[8]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: CITI, Notional Amount USD 4,000,000	December 2014	19,404	(16,424)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: DB, Notional Amount USD 1,330,000	December 2014	18,434	(26,921)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: DB, Notional Amount USD 4,000,000	December 2014	19,008	(16,424)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MLI, Notional Amount USD 2,450,000	December 2014	19,161	(14,427)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MLI, Notional Amount USD 4,000,000	October 2014	9,900	(2,309)
Total options written		$293,697	$(146,411)

Written options activity for the period ended September 30, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2013	385	$207,790
Options written	1,177	424,388
Options terminated in closing purchase transactions	(1,177)	(424,388)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2014	385	$207,790

Written swaptions activity for the period ended September 30, 2014 was as follows:

Premiums received
Swaptions outstanding at December 31, 2013	$56,000
Swaptions written	233,414
Swaptions terminated in closing purchase transactions	(203,507)
Swaptions expired prior to exercise	—
Swaptions outstanding at September 30, 2014	$85,907

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$37,358,827	$—	$37,358,827
Asset-backed securities	—	2,499,473	—	2,499,473
Commercial mortgage-backed securities	—	9,238,075	—	9,238,075
Mortgage & agency debt securities	—	40,279,994	—	40,279,994
Municipal bonds	—	2,178,164	—	2,178,164
US government obligations	—	13,468,256	—	13,468,256
Non-US government obligations	—	3,183,626	—	3,183,626
Investment company	—	3,240,548	—	3,240,548
Short-term investment	—	30,428,543	—	30,428,543
Options purchased	53,031	18,869	—	71,900
Forward foreign currency contracts	—	513,577	—	513,577
Futures contracts	128,281	—	—	128,281
Swap agreements	—	65,695	—	65,695
Total	$181,312	$142,473,647	$—	$142,654,959

Liabilities
Forward foreign currency contracts	$—	$(58,456)	$—	$(58,456)
Futures contracts	(49,532)	—	—	(49,532)
Swap agreements	—	(118,412)	—	(118,412)
Options written	(69,906)	(76,505)	—	(146,411)
Total	$(119,438)	$(253,373)	$—	$(372,811)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $13,027,552 or 11.02% of net assets.

[2]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[5]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

[6]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
[7]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales		(depreciation)		earned from
		during the	during the	Net realized	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/13	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$17,481,104	$67,137,315	$54,189,876	$—	$—	$30,428,543	$14,660
UBS High Yield Relationship Fund	5,085,291	1,950,000	4,000,000	334,368	(129,111)	3,240,548	—
	$22,566,395	$69,087,315	$58,189,876	$334,368	$(129,111)	$33,669,091	$14,660

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2014 (unaudited)

[8]	Illiquid investment as of September 30, 2014.
[9]	Payments made or received are based on the notional amount.
[10]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[11]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[12]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

[13]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms

ADR	American Depositary Receipt
AGC-ICC	Agency Insured Custody Certificate
AMBAC	Insured by American Municipal Bond Assurance Corp.
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
COP	Certificate of Participation
CVA	Dutch Certification—Depositary Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Co.
GDR	Global Depositary Receipt
GO	General Obligation
GS	Goldman Sachs
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations

BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSFB	Credit Suisse First Boston
CSI	Credit Suisse International
DB	Deutsche Bank AG
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
SSB	State Street Bank
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Valuation of investments—Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the- counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time.  Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semi- annual report to shareholders dated June 30, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 28, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 28, 2014